Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity Awards, Options
1.	Options

	Year ended December 31, 2014
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,423,566	10.36
Changes during the year:
Granted (1)	390,871	15.55
Exercised	(887,829)	9.32
Forfeited or expired	(269,220)	18.79

Outstanding at end of year	2,657,388	10.62	3.79	11,500

Exercisable at end of year	1,503,242	9.50	2.24	8,061

(1)	Including options to purchase a total of 32,947 Ordinary Shares awarded to directors of the Company, at an exercise price of $15.61 per share.

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	3,226	11.49
Changes during the year:
Awarded (1)	1,608	15.61
Vested	(3,226)	11.49
Forfeited	0

Non-vested at end of year	1,608	15.61

(1)	To one director of the Company.

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	472,143	10.11
Changes during the year:
Awarded	168,876	15.56
Vested	(160,345)	9.50
Forfeited	(46,620)	9.84

Outstanding at end of year	434,054	12.49

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2014
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	64,475	12.00
Changes during year:
Granted	6,705	15.57
Exercised	(7,075)	11.31
Forfeited or expired	(9,025)	20.17

Outstanding at end of year	55,080	11.18	3.42	205

Exercisable at end of year	36,377	10.61	2.38	153

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	7,433	9.89
Changes during year:
Awarded	1,985	15.57
Vested	(2,917)	9.27
Forfeited	0

Outstanding at end of year	6,501	11.94